Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule Of Inventories

	2019	2018
Raw materials	$-	$139
Work-in-process	-	-
Finished goods	550	941
	550	1,080
Inventory reserves	(550)	(982)
	-	98

Schedule Of Inventory Reserves

	2019	2018
Inventory reserves at beginning of year	$982	$-
Impairment charges	6	1,134
Write down of impaired inventories	(438)	(152)
Inventory reserves at end of year	$550	$982